Document and Entity Information	Sep. 11, 2023
Cover [Abstract]
Entity Registrant Name	LATTICE SEMICONDUCTOR CORP
Amendment Flag	false
Entity Central Index Key	0000855658
Document Type	8-K
Document Period End Date	Sep. 11, 2023
Entity Incorporation State Country Code	DE
Entity File Number	000-18032
Entity Tax Identification Number	93-0835214
Entity Address, Address Line One	5555 NE Moore Court
Entity Address, City or Town	Hillsboro
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97124
City Area Code	(503)
Local Phone Number	268-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.01 par value
Trading Symbol	LSCC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false